FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)		Industry	Number of Shares	Cost	Fair Value(c)
Real Estate Funds—33.9%
Blackstone Property Partners, LP		Real Estate	4,000,000	$4,000	$4,037
Brookfield Premier Real Estate Partners		Real Estate	1,616	2,083	2,136
CBRE U.S. Core Partners, LP		Real Estate	1,468,493	2,092	2,125
Clarion Lion Properties Fund		Real Estate	2,690	4,055	4,156
RREEF Core Plus Industrial Fund		Real Estate	8,682	1,103	1,121
Total Real Estate Funds				13,333	13,575

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—21.7%
Abaco Energy Technologies LLC, L+950, 1.0% Floor, 11/20/2020	(d) (e)	Independent Oil & Gas	$129	$127	$128
Accuride Corp., L+525, 1.0% Floor, 11/17/2023	(d)	Automotive	327	308	273
Acosta Holdco, Inc., L+325, 1.0% Floor, 9/26/2021	(d)	Food and Beverage	154	87	55
Advantage Sales & Marketing, Inc., L+325, 1.0% Floor, 7/23/2021	(d)	Media Entertainment	441	418	410
Advantage Sales & Marketing, Inc., L+325, 1.0% Floor, 7/23/2021	(d) (e)	Media Entertainment	104	95	97
AHP Health Partners, Inc., L+450, 1.0% Floor, 6/30/2025	(d) (e)	Healthcare	148	150	149
AI Ladder (Luxembourg) Subco S.a r.l, L+450, 7/9/2025	(d)	Securities & Trusts	7	7	7
Aleris International, Inc., L+475, 2/27/2023	(d)	Metals and Mining	5	5	5
Algoma Steel, Inc., L+850, 1.5% Floor, 12/1/2025	(d) (e)	Metals and Mining	65	65	61
Almonde, Inc., L+350, 1.0% Floor, 6/13/2024	(d)	Technology	20	20	20
American Tire Distributors Holdings, Inc., L+750, 1.0% Floor, 9/2/2024	(d)	Automotive	14	13	13
APX Group, Inc., L+450, 4/1/2024	(d)	Consumer Cyclical Services	308	308	296
BCP Raptor II, LLC, L+475, 11/3/2025	(d)	Midstream	206	206	193
BCP Raptor, LLC, L+425, 1.0% Floor, 6/24/2024	(d)	Energy Midstream	313	307	298
Belk, Inc., L+475, 1.0% Floor, 12/12/2022	(d)	Retailers	615	543	501
Brand Energy & Infrastructure Services, Inc., L+425, 1.0% Floor, 6/21/2024	(d)	Other Industrial	28	27	27
California Resources Corp., L+475, 1.0% Floor, 12/31/2022	(d) (e)	Independent Oil & Gas	194	194	186
Cengage Learning, Inc., L+425, 1.0% Floor, 6/7/2023	(d) (e)	Media Entertainment	72	69	69
Champ Acquisition Corp., L+550, 12/19/2025	(d)	Consumer Products	99	96	99
CommerceHub, Inc., L+375, 5/2/2025	(d)	Technology	10	10	10
Cortes NP Acquisition Corp., L+400, 1.0% Floor, 11/30/2023	(d)	Diversified Manufacturing	11	11	11
CSM Bakery Solutions LLC, L+400, 1.0% Floor, 7/3/2020	(d)	Food and Beverage	51	50	49
Dex Media, Inc., L+900, 1.0% Floor, 12/29/2023	(d) (e)	Periodical Publishers	269	265	277
Diamond Resorts Corp., L+375, 1.0% Floor, 9/2/2023	(d)	Lodging	209	204	199
EIF Van Hook Holdings, LLC, L+525, 9/5/2024	(d)	Energy Midstream	390	385	376
Electronics for Imaging, Inc., L+500, 7/2/2026	(d)	Computers & Electronics	67	63	64
Employbridge LLC, L+450, 1.0% Floor, 4/18/2025	(d)	Consumer Cyclical Services	191	192	191
Endo Luxembourg Finance Company I S.a r.l., L+425, 0.8% Floor, 4/29/2024	(d) (e)	Pharmaceuticals	117	106	107
Equitrans Midstream Corp., L+450, 1/31/2024	(d) (e)	Midstream	398	386	402
Flexential Intermediate Corp., L+350, 8/1/2024	(d)	Computers & Electronics	380	359	350
Foresight Energy, LLC, L+575, 1.0% Floor, 3/28/2022	(d)	Metals and Mining	287	289	212

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
J.C. Penney Corp., Inc., L+425, 1.0% Floor, 6/23/2023	(d)	Retailers	$217	$197	$189
Jo-Ann Stores, Inc., L+500, 1.0% Floor, 10/20/2023	(d)	Retailers	182	181	158
Jo-Ann Stores, Inc., L+500, 1.0% Floor, 10/20/2023	(d) (e)	Retailers	38	36	33
Matador Bidco S.a.r.l., L+475, 6/12/2026	(f)	Securities & Trusts	54	53	54
Monitronics International, Inc., L+450, 10.0% Floor, 9/30/2022	(d)	Consumer Cyclical Services	456	440	433
Nomad Buyer, Inc., L+500, 8/1/2025	(d)	Technology	409	398	408
Patterson Medical Holdings, Inc., L+475, 1.0% Floor, 8/28/2022	(d) (e)	Healthcare	129	126	124
PetSmart, Inc., L+400, 1.0% Floor, 3/11/2022	(e) (f)	Retailers	40	39	39
PG&E Opco, L+120, 1.0% Floor, 4/27/2020	(e) (f) (g)	Electric	15	14	15
Polar US Borrower, LLC, L+475, 10/15/2025	(d)	Chemicals	69	68	67
Quorum Health Corp., L+675, 1.0% Floor, 4/29/2022	(d) (e)	Healthcare-Services	34	34	34
R.R. Donnelley & Sons Co., L+500, 1/15/2024	(d) (e)	Media Entertainment	104	104	104
RP Crown Parent, LLC, L+275, 1.0% Floor, 10/12/2023	(d)	Technology	142	141	141
Sage BorrowCo, LLC, L+475, 6/22/2026	(d)	Retail Food & Drug	73	72	73
Seadrill Partners Finco LLC, L+600, 1.0% Floor, 2/21/2021	(d) (e)	Oil Field Services	174	154	115
Sequa Mezzanine Holdings L.L.C., L+500, 1.0% Floor, 11/28/2021	(d)	Aerospace/Defense	374	371	370
SGS Cayman, L.P., L+537.5, 1.0% Floor, 4/23/2021	(d)	Consumer Cyclical Services	83	80	82
Smart Final Stores LLC, L+675, 6/5/2026	(d)	Retail Food & Drug	421	379	391
Sutherland Global Services, Inc., L+537.5, 1.0% Floor, 4/23/2021	(d)	Consumer Cyclical Services	356	344	352
Tibco Software, Inc., L+400, 6/30/2026	(d) (e)	Technology	25	25	25
TopGolf International, Inc., L+550, 1.0% Floor, 2/9/2026	(d) (e)	Leisure	105	104	105
UTEX Industries Inc., L+400, 1.0% Floor, 5/22/2021	(d) (e)	Chemicals	228	227	213
WireCo WorldGroup, Inc., L+500, 1.0% Floor, 9/30/2023	(d)	Other Industrial	49	49	49
Total Senior Secured Loans—First Lien				9,001	8,709

Senior Secured Loans—Second Lien—4.1%
Access CIG, LLC, L+775, 2/27/2026	(d)	Technology	179	179	179
Almonde, Inc., L+725, 1.0% Floor, 6/13/2025	(d) (e)	Technology	33	33	33
Comet Acquisition, Inc., L+750, 10/26/2026	(d)	Healthcare	44	43	43
Electronics for Imaging, Inc., L+900, 7/2/2027	(d)	Computers & Electronics	17	16	16
EXC Holdings III Corp., L+750, 1.0% Floor, 12/1/2025	(d)	Diversified Manufacturing	395	389	398
Flexential Intermediate Corp., L+725, 1.0% Floor, 8/1/2025	(d)	Computers & Electronics	155	150	129
Jo-Ann Stores, Inc., L+925, 1.0% Floor, 5/21/2024	(d) (e)	Retailers	154	147	128
NeuStar, Inc., L+800, 1.0% Floor, 8/8/2025	(d) (e)	Technology	20	19	19
Sequa Mezzanine Holdings LLC, L+900, 1.0% Floor, 4/28/2022	(d)	Aerospace/Defense	203	200	198
SMG Holdings, Inc., L+700, 1/23/2026	(d)	Leisure Time	99	100	100
UTEX Industries Inc., L+725, 1.0% Floor, 5/22/2022	(d) (e)	Chemicals	200	199	182
Vectra Co., L+725, 3/8/2026	(d)	Chemicals	102	102	98
WireCo WorldGroup, Inc., L+900, 1.0% Floor, 9/30/2024	(d)	Other Industrial	104	105	103
Total Senior Secured Loans—Second Lien				1,682	1,626

Senior Secured Bonds—13.7%
ADT Corp., 4.9%, 7/15/2032	(e) (h) (i)	Commercial Services	51	41	45
Altice France SA, 8.1%, 2/1/2027	(e) (h) (i)	Media Entertainment	475	483	518
APX Group, Inc., 8.8%, 12/1/2020	(j)	Commercial Services	72	72	69

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Artesyn Embedded Technologies, Inc., 9.8%, 10/15/2020	(i) (j)	Electrical Components & Equipment	$86	$83	$87
BCD Acquisition, Inc., 9.6%, 9/15/2023	(e) (h) (i)	Auto Manufacturers	65	68	68
Cornerstone Building Brands, Inc., 8.0%, 4/15/2026	(i) (j)	Engineering & Construction	212	203	207
CSI Compressco LP/CSI Compressco Finance, Inc., 7.5%, 4/1/2025	(e) (h) (i)	Oil & Gas Services	450	456	450
Dell International LLC/EMC Corp., 8.1%, 7/15/2036	(e) (h) (i)	IT Services	33	39	42
Denbury Resources, Inc., 9.3%, 3/31/2022	(e) (h) (i)	Oil & Gas	128	134	113
Denbury Resources, Inc., 7.8%, 2/15/2024	(e) (i)	Oil & Gas	28	24	21
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.4%, 8/15/2026	(e) (f) (i)	Media Entertainment	49	49	50
Digicel International Finance Ltd/Digicel Holdings Bermuda Ltd, 8.8%, 5/25/2024	(e) (h) (i)	Telecommunications	200	200	189
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC, 7.5%, 5/1/2025	(i) (j)	Textiles	436	433	412
Enterprise Development Authority, 12.0%, 7/15/2024	(i) (j)	Entertainment	5	5	6
Frontier Communications Corp, 8.0%, 4/1/2027	(e) (h) (i)	Telecommunications	74	74	77
Frontier Communications Corp., 8.5%, 4/1/2026	(e) (h) (i)	Telecommunications	142	132	139
Hudbay Minerals, Inc., 7.6%, 1/15/2025	(e) (h) (i)	Mining	153	155	159
Intelsat Jackson Holdings SA, 5.5%, 8/1/2023	(j)	Telecommunications	218	204	202
JC Penney Corp, Inc., 8.1%, 10/1/2019	(j)	Retail	39	39	39
JW Aluminum Continuous Cast Co., 10.3%, 6/1/2026	(e) (h) (i)	Mining	25	25	26
L Brands, Inc., 6.9%, 11/1/2035	(e) (h)	Retail	149	128	133
L Brands, Inc., 6.8%, 7/1/2036	(e) (h)	Retail	136	115	120
LABL Escrow Issuer LLC, 6.8%, 7/15/2026	(i)	Packaging & Containers	115	115	118
Northern Oil and Gas, Inc., 8.5%, 5/15/2023 (8.5% Cash + 1.0% PIK, if leverage test not satisfied)	(e) (h)	Oil & Gas	108	110	111
Octagon Loan Funding Ltd, 5.4%, 11/18/2031	(e) (i) (k)	Other ABS	250	250	238
Par Pharmaceutical, Inc., 7.5%, 4/1/2027	(e) (f) (i)	Pharmaceuticals	37	33	34
Quorum Health Corp., 11.6%, 4/15/2023	(e)	Healthcare-Services	27	27	25
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.8%, 12/1/2026	(i) (j)	Healthcare-Services	188	187	200
Solocal Group, 8.0%, 3/15/2022 (3 mo. EURIBOR + 7.0%)	(e) (l)	Internet	€201	227	209
SRS Distribution, Inc., 8.3%, 7/1/2026	(i) (j)	Retail	$313	300	311
Staples, Inc., 7.5%, 4/15/2026	(e) (h) (i)	Retail	20	20	21
Team Health Holdings, Inc., 6.4%, 2/1/2025	(i) (j)	Commercial Services	182	159	149
Teekay Corp., 9.3%, 11/15/2022	(e) (h) (i)	Transportation	191	191	198
Tenet Healthcare Corp., 6.3%, 2/1/2027	(e) (h) (i)	Healthcare-Services	34	35	35
TransDigm, Inc., 6.4%, 6/15/2026	(e) (h)	Aerospace/Defense	69	69	71
Transocean Guardian Ltd., 5.9%, 1/15/2024	(e) (i)	Oil & Gas	18	18	18
Transocean Phoenix 2 Ltd., 7.8%, 10/15/2024	(e) (i)	Oil & Gas Services	8	9	9
Unique Pub Finance Co. Plc, 5.7%, 6/30/2027	(e)	Real Estate	£5	6	6
Urban One, Inc., 7.4%, 4/15/2022	(e) (i)	Media Entertainment	$145	140	146
Vantage Drilling International, 9.3%, 11/15/2023	(e) (h) (i)	Oil & Gas	410	410	427
Total Senior Secured Bonds				5,468	5,498

Unsecured Bonds—21.2%
AHP Health Partners, Inc., 9.8%, 7/15/2026	(e) (h) (i)	Healthcare-Services	183	191	198
Ally Financial, Inc., 3.8%, 11/18/2019	(e) (h)	Diversified Financial Services	40	40	40
Altice Luxembourg SA, 8.0%, 5/15/2027	(e) (i)	Media Entertainment	€200	224	228
APX Group, Inc., 7.6%, 9/1/2023	(j)	Commercial Services	$105	100	83

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Aruba Investments, Inc., 8.8%, 2/15/2023	(e) (h) (i)	Chemicals	$152	$153	$153
AssuredPartners, Inc., 7.0%, 8/15/2025	(e) (h) (i)	Insurance	10	10	10
Avantor, Inc., 9.0%, 10/1/2025	(e) (h) (i)	Healthcare-Products	37	40	41
Bausch Health Americas, Inc., 8.5%, 1/31/2027	(e) (h) (i)	Pharmaceuticals	100	103	110
Bausch Health Companies, Inc., 7.0%, 1/15/2028	(e) (h) (i)	Pharmaceuticals	30	30	31
CCO Holdings LLC/CCO Holdings Capital Corp., 5.4%, 6/1/2029	(e) (h) (i)	Media Entertainment	44	44	46
CDK Global, Inc., 4.9%, 6/1/2027	(e) (h)	Software	34	34	35
Central Garden & Pet Co., 5.1%, 2/1/2028	(e) (h)	Household Products/Wares	71	69	71
Cleveland-Cliffs, Inc., 5.9%, 6/1/2027	(e) (h) (i)	Iron/Steel	51	49	51
Constellation Merger Sub, Inc., 8.5%, 9/15/2025	(i) (j)	Leisure Time	310	300	281
Denbury Resources, Inc., 4.6%, 7/15/2023	(e) (h)	Oil & Gas	115	103	45
Diamond Resorts International, Inc., 10.8%, 9/1/2024	(i) (f) (j)	Lodging	71	71	69
Endeavor Energy Resources LP/EER Finance, Inc., 5.5%, 1/30/2026	(e) (h) (i)	Oil & Gas	59	60	61
Forestar Group, Inc., 8.0%, 4/15/2024	(e) (h) (i)	Real Estate	29	29	31
Frontier Communications Corp., 9.0%, 8/15/2031	(e) (h)	Telecommunications	328	210	180
Frontier North, Inc., 6.7%, 2/15/2028	(e) (h)	Telecommunications	310	276	293
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings, 10.0%, 11/30/2024	(e) (h) (i) (j)	Software	526	569	576
Genworth Holdings, Inc., 4.9%, 8/15/2023	(e) (h)	Insurance	21	20	20
Genworth Holdings, Inc., 4.8%, 2/15/2024	(e)	Insurance	12	11	11
GTCR AP Finance, Inc., 8.0%, 5/15/2027	(e) (h) (i)	Insurance	30	30	31
HCA Healthcare, Inc., 6.3%, 2/15/2021	(e) (h)	Healthcare-Services	18	19	19
HCA, Inc., 7.5%, 2/15/2022	(e) (h)	Healthcare-Services	39	43	43
Hexion, Inc., 7.9%, 7/15/2027	(e) (h) (i)	Chemicals	303	302	301
HLF Financing Sarl LLC/Herbalife International, Inc., 7.3%, 8/15/2026	(e) (h) (i)	Pharmaceuticals	133	136	132
HUB International Ltd., 7.0%, 5/1/2026	(i) (j)	Insurance	9	9	9
KGA Escrow LLC, 7.5%, 8/15/2023	(i) (j)	Retail	192	198	201
Liberty Interactive LLC, 8.5%, 7/15/2029	(e) (h)	Media Entertainment	25	25	26
Liberty Interactive LLC, 4.0%, 11/15/2029	(e) (h)	Media Entertainment	897	629	643
Lloyds Banking Group PLC, 7.5% 9/27/2025 (fixed, converts to FRN on 9/27/2025)	(e) (h) (m)	Commercial Banks	218	206	228
Macy’s Retail Holdings, Inc., 5.1%, 1/15/2042	(e) (h)	Retail	179	145	162
Macy’s Retail Holdings, Inc., 4.3%, 2/15/2043	(e) (h)	Retail	33	25	27
MGM Resorts International, 7.8%, 3/15/2022	(e) (h)	Lodging	36	40	40
Michaels Stores, Inc., 8.0%, 7/15/2027	(e) (h) (i)	Retail	75	75	73
Natural Resource Partners LP/NRP Finance Corp, 9.1%, 6/30/2025	(e) (h) (i)	Coal	138	138	139
Navient Corp., 5.6%, 8/1/2033	(e) (h)	Diversified Financial Services	187	151	156
Netflix, Inc., 3.6%, 5/15/2027	(e)	Internet	€100	123	119
Netflix, Inc., 3.9%, 11/15/2029	(e) (i)	Internet	100	112	119
Nine Energy Service, Inc., 8.8%, 11/1/2023	(e) (h) (i)	Oil & Gas Services	$55	55	54
Nordstrom, Inc., 5.0%, 1/15/2044	(e) (h)	Retail	18	16	17
NOVA Chemicals Corp., 5.3%, 6/1/2027	(e) (h) (i)	Chemicals	122	118	128
Pacific Gas & Electric Co., 5.8%, 3/1/2037	(e) (g) (h) (n)	Electric	4	4	5
Pacific Gas & Electric Co., 6.4%, 2/15/2038	(e) (g) (h) (n)	Electric	10	10	12
Pacific Gas & Electric Co., 6.3%, 3/1/2039	(e) (g) (h) (n)	Electric	10	10	12
Pacific Gas & Electric Co., 5.4%, 1/15/2040	(e) (g) (h) (n)	Electric	35	34	38
Parsley Energy LLC/Parsley Finance Corp., 5.6%, 10/15/2027	(e) (h) (i)	Oil & Gas	118	111	122

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Petroleos Mexicanos, 6.5%, 3/13/2027	(e)	Oil & Gas	$10	$10	$10
Post Holdings, Inc., 5.6%, 1/15/2028	(e) (h) (i)	Food	30	30	31
Post Holdings, Inc., 5.5%, 12/15/2029	(e) (h) (i)	Food	30	30	30
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.2%, 7/1/2038	(e) (h)	Municipal	5	4	5
Puerto Rico Electric Power Authority, 10.0%, 1/1/2021	(e) (g) (n)	Municipal	8	8	7
Puerto Rico Electric Power Authority, 10.0%, 7/1/2021	(e) (g) (n)	Municipal	8	7	7
Puerto Rico Electric Power Authority, 10.0%, 1/1/2022	(e) (g) (n)	Municipal	2	2	2
Puerto Rico Electric Power Authority, 5.3%, 7/1/2022	(e) (g) (n)	Municipal	10	6	8
Puerto Rico Electric Power Authority, 10.0%, 7/1/2022	(e) (g) (n)	Municipal	2	2	2
Puerto Rico Electric Power Authority, 5.3%, 7/1/2027	(e) (g) (n)	Municipal	145	91	111
Puerto Rico Electric Power Authority, 5.3%, 7/1/2028	(e) (g) (n)	Municipal	5	3	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/2029	(e) (g) (n)	Municipal	130	81	99
Puerto Rico Electric Power Authority, 2.3%, 7/1/2031 (3 mo. USD LIBOR * 0.7 + 0.7%)	(e) (g) (l) (n)	Municipal	15	11	10
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2046	(e) (h) (o)	Municipal	1,081	220	250
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2051	(e) (h) (o)	Municipal	1,089	163	186
Quicken Loans, Inc., 5.8%, 5/1/2025	(e) (h) (i)	Diversified Financial Services	27	27	28
Quicken Loans, Inc., 5.3%, 1/15/2028	(e) (h) (i)	Diversified Financial Services	29	27	29
SemGroup Corp/Rose Rock Finance Corp, 5.6%, 11/15/2023	(e) (h)	Pipelines	157	152	152
Senior Housing Properties Trust, 4.8%, 2/15/2028	(e) (h)	Real Estate Investment Trusts	45	41	44
SES SA, 5.3%, 4/4/2043	(e) (h) (i)	Telecommunications	35	31	34
Shelf Drill Holdings Ltd., 8.3%, 2/15/2025	(e) (i)	Oil & Gas	8	7	7
Sotera Health Topco, Inc., 8.1%, 11/1/2021, Toggle PIK (8.1% Cash or 8.9% PIK)	(e) (h) (i)	Biotechnology	80	79	80
Southern California Edison Co., 6.3%, 2/1/2022 (fixed, converts to FRN on 2/1/2022)	(e) (h) (m)	Electric	40	40	41
Sprint Corp., 7.9%, 9/15/2023	(e) (h)	Telecommunications	41	44	46
Sprint Corp., 7.1%, 6/15/2024	(e) (h)	Telecommunications	4	4	4
Starfruit Finco BV / Starfruit US Holdco LLC, 8.0%, 10/1/2026	(i) (j)	Chemicals	207	201	206
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025	(e) (h) (i)	Coal	162	162	161
Surgery Center Holdings, Inc., 6.8%, 7/1/2025	(e) (h) (i)	Healthcare-Services	33	29	29
Surgery Center Holdings, Inc., 10.0%, 4/15/2027	(e) (i)	Healthcare-Services	14	14	14
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/2028	(e) (h)	Pipelines	42	41	43
Teekay Shuttle Tankers LLC, 7.1%, 8/15/2022	(e)	Transportation	200	193	201
Teva Pharmaceutical Finance Netherlands III BV, 3.2%, 10/1/2026	(e) (h)	Pharmaceuticals	252	202	197
Valaris Plc, 7.8%, 2/1/2026	(e)	Oil & Gas Services	110	107	81
Verscend Escrow Corp., 9.8%, 8/15/2026	(e) (h) (i)	Commercial Services	133	135	142
Vertiv Group Corp, 9.3%, 10/15/2024	(i) (j)	Machinery-Construction & Mining	450	459	426
Vistra Operations Co. LLC, 5.6%, 2/15/2027	(e) (h) (i)	Electric	29	30	31
Vistra Operations Co. LLC, 5.0%, 7/31/2027	(e) (h) (i)	Electric	10	10	10
Vodafone Group PLC, 7.0%, 4/4/2079 (fixed, converts to FRN on 4/4/2029)	(e) (h)	Telecommunications	150	150	164
WPX Energy, Inc., 5.3%, 9/15/2024	(e)	Oil & Gas	31	31	31

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Total Unsecured Bonds				8,384	8,483
Collateralized Loan Obligation (CLO) / Structured Credit—12.9%
Accunia European CLO I B.V., 2.7%, 7/15/2030	(e) (i) (k)	EUR CLO	€250	$284	$277
Ares XXXVII CLO Ltd., 5.0%, 10/15/2030	(e) (i) (k)	USD CLO	$250	247	238
Ares XXXVR CLO Ltd., 5.3%, 7/15/2030	(e) (i) (k)	USD CLO	250	250	240
Babson CLO Ltd. 2018-4 AAD, 5.2%, 10/15/2030	(e) (i) (k)	USD CLO	250	250	238
Black Diamond CLO 2014-1 Ltd., 7.6%, 10/17/2026 (3 mo. USD LIBOR + 5.3%)	(e) (l)	USD CLO	250	249	242
BlackRock European CLO VII DAC, 2.3%, 10/15/2031	(e) (i) (k)	EUR CLO	€250	285	277
BlueMountain CLO 2015-4 Ltd., 5.2%, 4/20/2030	(e) (i) (k)	USD CLO	$250	242	236
Carlyle Global Market Strategies Euro CLO 2014-2 Ltd., 3.3%, 11/17/2031	(e) (k)	EUR CLO	€100	115	112
Dryden 36 Senior Loan Fund, 6.0%, 4/15/2029	(e) (i) (k)	USD CLO	$250	250	250
Dryden 56 Euro CLO 2017 B.V., 1.8%, 1/15/2032	(e) (k)	EUR CLO	€100	111	108
Erna Srl, 2.3%, 7/25/2031 (3 mo. EURIBOR + 2.3%)	(e) (l)	EUR CLO	99	110	110
Harvest CLO XX DAC, 3.4%, 10/20/2031	(e) (k)	EUR CLO	100	115	111
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030 (3 mo. EURIBOR + 3.1%)	(e) (l)	EUR CLO	100	114	110
Jubilee CLO 2018-21 ACI, 2.5%, 1/15/2032	(e) (i) (k)	EUR CLO	250	285	280
Jubilee CLO 2018-21 AD, 3.6%, 1/15/2032	(e) (i) (k)	EUR CLO	250	285	275
Madison Park Funding XXXI Ltd., 5.3%, 1/23/2031	(e) (i) (k)	USD CLO	$250	250	240
Man GLG US CLO 2018-2 Ltd., 5.8%, 10/15/2028	(e) (i) (k)	USD CLO	250	249	249
Marlay Park CLO DAC, 1.6%, 10/15/2030	(e) (k)	EUR CLO	€100	109	107
OAK Hill European Credit Partners VII DAC, 3.2%, 10/20/2031	(e) (k)	EUR CLO	100	116	111
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc., 2.8%, 3/22/2038 (3 mo. USD LIBOR + 0.4%)	(e) (i) (l)	USD CDO	$205	166	169
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 2.8%, 9/22/2037 (3 mo. USD LIBOR + 0.4%)	(e) (i) (l)	USD CDO	93	74	81
Rockford Tower Europe CLO 2018-1 DAC, 2.5%, 12/20/2031	(e) (i) (k)	EUR CLO	€250	284	278
Sound Point CLO VI-R Ltd., 5.7%, 10/20/2031	(e) (i) (k)	USD CLO	$250	250	243
Tikehau CLO IV B.V., 3.3%, 10/15/2031	(e) (k)	EUR CLO	€100	116	110
Toro European CLO 3 DAC, 3.3%, 4/15/2030 (3 mo. EURIBOR + 3.3%)	(e) (l)	EUR CLO	100	116	112
Trimaran Cavu 2019-1 Ltd., 6.6%, 7/20/2032	(e) (i) (k)	USD CLO	$250	250	250
Tymon Park CLO DAC, 6.8%, 1/21/2029 (3 mo. EURIBOR + 6.8%)	(e) (l)	EUR CLO	€100	113	105
Total Collateralized Loan Obligation / Structured Credit				5,285	5,159

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)		Cost	Fair Value(c)
Emerging Markets Debt—0.5%
Hellenic Republic Government Bond, 4.2%, 1/30/2042	(e)	Sovereign		€34	$45	$46
Provincia de Buenos Aires/Government Bonds, 7.9%, 6/15/2027	(e)	Provincial		$150	106	112
Russian Federal Bond - OFZ, 7.2%, 11/12/2025	(e)	Sovereign	₽	835	13	13
Russian Federal Bond - OFZ, 8.0%, 10/7/2026	(e)	Sovereign		1,505	25	25
Total Emerging Markets Debt					189	196

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Equity—0.2%
Hexion Holdings Corp., Class B	(e) (g)	Chemicals	2,691	$35	$30
Hexion Holdings Corp., Warrants	(e) (g)	Chemicals	2,976	42	44
Total Common Equity				77	74

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost(b)	Fair Value(c)
Short-Term Investments—2.5%
State Street Institutional Treasury Plus Money Market Fund - Premier Class	(p)	2.21%	993,634	$994	$994
Total Short-Term Investments				994	994
TOTAL INVESTMENTS—110.7%				$44,413	$44,314
LIABILITIES IN EXCESS OF OTHER ASSETS—(10.7)%	(e) (q)				(4,295)
NET ASSETS—100.0%					$40,019
Shares outstanding at period end (Class A)					848,659
Net asset value per common share at period end (Class A)					$12.82
Shares outstanding at period end (Class I)					2,266,832
Net asset value per common share at period end (Class I)					$12.83
Shares outstanding at period end (Class L)					1,600
Net asset value per common share at period end (Class L)					$12.82
Shares outstanding at period end (Class M)					1,600
Net asset value per common share at period end (Class M)					$12.82
Shares outstanding at period end (Class T)					1,600
Net asset value per common share at period end (Class T)					$12.82

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	12/18/2019	USD	17	EUR	15	$—	$—
JPMorgan Chase Bank, N.A.	08/16/2019	USD	9	RUB	560	—	—
JPMorgan Chase Bank, N.A.	08/16/2019	USD	10	RUB	645	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	9	EUR	8	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	362	EUR	323	9	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	37	EUR	33	1	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	50	EUR	45	2	—
JPMorgan Chase Bank, N.A.	12/18/2019	EUR	156	USD	175	—	5
JPMorgan Chase Bank, N.A.	12/18/2019	EUR	511	USD	572	—	10
JPMorgan Chase Bank, N.A.	12/18/2019	EUR	1	USD	1	—	—
State Street Bank and Trust Company	12/18/2019	USD	16	GBP	13	2	—
State Street Bank and Trust Company	12/18/2019	USD	254	EUR	227	5	—
State Street Bank and Trust Company	12/18/2019	USD	20	EUR	18	—	—
State Street Bank and Trust Company	12/18/2019	USD	22	EUR	20	—	—
State Street Bank and Trust Company	12/18/2019	USD	393	EUR	351	12	—
State Street Bank and Trust Company	12/18/2019	USD	120	EUR	107	3	—
State Street Bank and Trust Company	12/18/2019	USD	131	EUR	117	2	—
State Street Bank and Trust Company	12/18/2019	EUR	141	USD	158	—	3
State Street Bank and Trust Company	12/18/2019	EUR	6	USD	7	—	—
Total Forward Foreign Currency Exchange Contracts						$36	$18

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
U.S 10-Year Treasury Note	8	Short	09/19/2019	$1,013	$—	$6
Total Interest Rate Futures Contracts					$—	$6

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered		Notional Amount of Currency Received		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR	900	USD	1,024	12/3/2023	Maturity/ Quarterly	$25	$25	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.176%)	3 Month USD LIBOR	EUR	518	USD	583	7/12/2021	Quarterly	10	10	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.10375%)	3 Month USD LIBOR	EUR	1,094	USD	1,231	3/29/2021	Quarterly	21	21	—
Total Cross-Currency Swaps									$56	$56	$—

Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
3 Month LIBOR	1.77%	USD	982	12/5/2021	Quarterly	$(1)	$—	$1
2.30%	3 Month LIBOR	USD	86	12/5/2049	Semi-Annually	(2)	—	2
Total Interest Rate Swaps						$(3)	$—	$3

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value is determined by the board of trustees of FS Multi-Alternative Income Fund (the "Fund"). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited consolidated financial statements.
(d)	Certain variable rate securities in the Fund's portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of July 31, 2019, the one-month, two-month and three-month London Interbank Offered Rate ("LIBOR" or "L") was 2.22%, 2.25% and 2.27%, respectively and the three-month Euro Interbank Offered Rate ("EURIBOR" or "E") was (0.38)%.
(e)	Security held in Fund’s wholly-owned subsidiary, FS Multi Alternative Credit LLC.
(f)	Position or portion thereof unsettled as of July 31, 2019.
(g)	Security is non-income producing.
(h)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. ("BNP"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of July 31, 2019, there were no securities rehypothecated by BNP.

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

(i)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $12,787, which represents approximately 32.0% of net assets as of July 31, 2019.
(j)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the revolving credit facility with Société Générale ("SG").
(k)	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(l)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.
(m)	The security has a perpetual maturity; the date displayed is the next call date.
(n)	Security is in default.
(o)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(p)	Rate represents the seven-day yield as of July 31, 2019.
(q)	Includes the effect of forward foreign currency exchange contracts, futures contracts and swap contracts.

CDO	- Collateralized Debt Obligation
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
FRN	- Floating Rate Note
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
PIK	- Payment In Kind
RUB	- Russian Ruble
USD	- U.S. Dollar

See notes to unaudited consolidated schedule of investments.

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Schedule of Investments

As of July 31, 2019

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended October 31, 2018.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of July 31, 2019:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio

Real Estate Funds	$13,333	$13,575	31%
Senior Secured Loans—First Lien	9,001	8,709	20%
Senior Secured Loans—Second Lien	1,682	1,626	4%
Senior Secured Bonds	5,468	5,498	12%
Unsecured Bonds	8,384	8,483	19%
Collateralized Loan Obligation (CLO) / Structured Credit	5,285	5,159	12%
Emerging Markets Debt	189	196	0%
Common Equity	77	74	0%
Short-Term Investments	994	994	2%
Total Investments	$44,413	$44,314	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of July 31, 2019, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of July 31, 2019, the Fund did not have any investments with unfunded commitments. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of July 31, 2019:

Industry classification	Fair Value	Percentage of Portfolio
Real Estate	$13,612	31%
EUR CLO	2,483	6%
USD CLO	2,426	5%
Media Entertainment	2,337	5%
Consumer Cyclical Services	1,354	3%
Chemicals	1,348	3%

FS Multi-Alternative Income Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

As of July 31, 2019

(in thousands)

Telecommunications	1,328	3%
Retail	1,104	2%
Retailers	1,048	2%
Oil & Gas	966	2%
Technology	835	2%
Municipal	691	2%
Energy Midstream	674	2%
Other	13,114	30%
Short-Term Investments	994	2%
Total	$44,314	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of July 31, 2019, the Fund’s investments derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$-	$8,709	$-	$8,709
Senior Secured Loans—Second Lien	-	1,626	-	1,626
Senior Secured Bonds	-	5,498	-	5,498
Unsecured Bonds	-	8,483	-	8,483
CLO/Structured Credit	-	5,159	-	5,159
Emerging Markets Debt	-	196	-	196
Common Equity	74	-	-	74
Short-Term Investments	-	994	-	994
Subtotal	74	30,665	-	30,739
Real Estate Funds	-	-	-	13,575
Total Investments	74	30,665	-	44,314
Forward Foreign Currency Exchange Contracts	-	36	-	36
Cross-Currency Swaps	-	56	-	56
Total Assets	$74	$30,757	-	$44,406

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$-	$(18)	-	$(18)
Interest Rate Swaps	-	(3)	-	(3)
Futures Contracts	(6)	-	-	(6)
Total Liabilities	$(6)	$(21)	-	$(27)

In accordance with ASC 820, private real estate funds are measured at estimated net asset value as a practical expedient and not included in the fair value hierarchy.